RELATED PARTY TRANSACTION (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Legal fees paid	$ 0	$ 0	$ 360,000
Pierson Ferdinand [Member]
Payments for fees	$ 9,922	$ 37,670